24. Deferred revenue	12 Months Ended
Dec. 31, 2019
Deferred Revenue
Deferred revenue
	12.31.19	12.31.18
Non-current
Nonrefundable customer contributions	270,091	423,539
Total Non-current	270,091	423,539

	12.31.19	12.31.18
Current
Nonrefundable customer contributions	5,346	8,221
Total Current	5,346	8,221